Offsetting financial assets and financial liabilities	12 Months Ended
Sep. 30, 2019
Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities

Note 23. Offsetting financial assets and financial liabilities[1]

Accounting policy

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the table below.

Some of the Group’s offsetting arrangements are not enforceable in all circumstances. The amounts in the tables below may not tie back to the balance sheet if there are balances which are not subject to offsetting or enforceable netting arrangements. The amounts presented in this note do not represent the credit risk exposure of the Group or Parent Entity. Refer to Note 21.2 for information on credit risk management. The offsetting and collateral arrangements and other credit risk mitigation strategies used by the Group are further explained in the ‘Management of risk mitigation’ section of Note 21.2.2.

	Effects of offsetting			Amounts subject to enforceable
	on balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported on	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[2,3]	collateral	amount
2019
Assets
Collateral paid[4]	6,643	(6,559)	84	—	—	(17)	67
Derivative financial instruments	61,464	(31,605)	29,859	(18,609)	(3,280)	(102)	7,868
Reverse repurchase agreements[5]	6,833	—	6,833	—	(9)	(6,824)	—
Loans[6]	18,202	(18,130)	72	—	—	—	72
Total assets	93,142	(56,294)	36,848	(18,609)	(3,289)	(6,943)	8,007
Liabilities
Collateral received	3,024	(2,972)	52	—	—	—	52
Derivative financial instruments	64,288	(35,192)	29,096	(18,609)	(5,622)	(1,932)	2,933
Repurchase agreements[7]	10,604	—	10,604	—	(3)	(10,601)	—
Deposits and other borrowings[6]	28,880	(18,130)	10,750	—	—	—	10,750
Total liabilities	106,796	(56,294)	50,502	(18,609)	(5,625)	(12,533)	13,735

2018
Assets
Collateral paid[4]	4,196	(4,162)	34	—	—	(14)	20
Derivative financial instruments	32,828	(8,727)	24,101	(15,962)	(2,184)	(14)	5,941
Reverse repurchase agreements[5]	1,379	—	1,379	—	(3)	(1,376)	—
Loans[6]	8,519	(8,420)	99	—	—	—	99
Total assets	46,922	(21,309)	25,613	(15,962)	(2,187)	(1,404)	6,060
Liabilities
Derivative financial instruments	37,296	(12,889)	24,407	(15,962)	(4,487)	(1,544)	2,414
Repurchase agreements[7]	9,522	—	9,522	—	—	(9,522)	—
Deposits and other borrowings[6]	20,486	(8,420)	12,066	—	—	—	12,066
Total liabilities	67,304	(21,309)	45,995	(15,962)	(4,487)	(11,066)	14,480
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

$3,287 million (2018: $2,184 million) of cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements, forms part of collateral received as disclosed on the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

3.

$5,625 million (2018: $4,487 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed on the balance sheet. The remainder of collateral paid, as disclosed on the balance sheet, consists of $18 million (2018: $14 million) in stock borrowing arrangements and $287 million (2018: $286 million) related to futures margin that does not form part of this column.

4.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin. 2018 restated to exclude $61 million of initial margin.

5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.

	Effects of offsetting			Amounts subject to enforceable
	on balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported on	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[2,3]	collateral	amount
2019
Assets
Collateral paid[4]	6,643	(6,559)	84	—	—	(17)	67
Derivative financial instruments	60,888	(31,605)	29,283	(18,526)	(2,842)	(102)	7,813
Reverse repurchase agreements[5]	6,731	—	6,731	—	(9)	(6,722)	—
Loans[6]	18,202	(18,130)	72	—	—	—	72
Total assets	92,464	(56,294)	36,170	(18,526)	(2,851)	(6,841)	7,952
Liabilities
Collateral received	3,024	(2,972)	52	—	—	—	52
Derivative financial instruments	64,059	(35,192)	28,867	(18,526)	(5,466)	(1,932)	2,943
Repurchase agreements[7]	10,604	—	10,604	—	(3)	(10,601)	—
Deposits and other borrowings[6]	28,880	(18,130)	10,750	—	—	—	10,750
Total liabilities	106,567	(56,294)	50,273	(18,526)	(5,469)	(12,533)	13,745

2018
Assets
Collateral paid[4]	4,196	(4,162)	34	—	—	(14)	20
Derivative financial instruments	32,289	(8,727)	23,562	(15,862)	(1,748)	(14)	5,938
Reverse repurchase agreements[5]	1,379	—	1,379	—	(3)	(1,376)	—
Loans[6]	8,519	(8,420)	99	—	—	—	99
Total assets	46,383	(21,309)	25,074	(15,862)	(1,751)	(1,404)	6,057
Liabilities
Derivative financial instruments	37,118	(12,889)	24,229	(15,862)	(4,423)	(1,544)	2,400
Repurchase agreements[7]	9,522	—	9,522	—	—	(9,522)	—
Deposits and other borrowings[6]	20,486	(8,420)	12,066	—	—	—	12,066
Total liabilities	67,126	(21,309)	45,817	(15,862)	(4,423)	(11,066)	14,466

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

$2,849 million (2018: $1,748 million) of cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements, forms part of collateral received  as disclosed on the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

3.

$5,469 million (2018: $4,423 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed on the balance sheet. The remainder of collateral paid, as disclosed on the balance sheet, consists of $18 million (2018: $14 million) in stock borrowing arrangements and $286 million (2018: $285 million) related to futures margin that does not form part of this column.

4.

Gross amounts consist of variation margin held directly with central clearing counterparties  and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin. 2018 restated to exclude $61 million of initial margin.

5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.

Other recognised financial instruments

These financial assets and liabilities are subject to master netting agreements which are not enforceable in all circumstances, so they are recognised gross in the balance sheet. The offsetting rights of the master netting arrangements can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.

Cash collateral and financial instrument collateral

These amounts are received or pledged under master netting arrangements against the gross amounts of assets and liabilities. Financial instrument collateral typically comprises securities which can be readily liquidated in the event of counterparty default. The offsetting rights of the master netting arrangement can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.